CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Carrying value of equity attributable to the IDR holders	$ 652,694		$ 759,517
General Partner Units and IDRs
Carrying value of equity attributable to the IDR holders	48,841	[1]	51,048	[2]
Incentive Distribution Rights | General Partner Units and IDRs
Carrying value of equity attributable to the IDR holders	$ 32,500		$ 32,500

[1]	Relates to unrealized net losses/(income) on qualifying cash flow hedges.
[2]	As of December 31, 2019 and 2018, the carrying value of the equity attributable to the incentive distribution rights holders was $32.5 million